INVENTORIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Provision for inventory	$ 5,228	$ 226
Income (loss)	$ 5,002	$ 5